Commitments and Contingencies - Charter party agreements (Table) (Details) - Lease Agreements [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Other Commitments [Line Items]
Lessor, Operating Lease, Payment to be Received	$ 178,199
Lessor, Operating Lease, Payment to be Received, Year One	158,280
Lessor, Operating Lease, Payment to be Received, Year Two	11,886
Lessor, Operating Lease, Payment to be Received, Year Three	8,033
Lessor, Operating Lease, Payment to be Received, Year Four	0
Lessor, Operating Lease, Payment to be Received, Year Five	0
Lessor, Operating Lease, Payment to be Received, after Year Five	0
Future, minimum, non-cancellable charter revenue (1) [Member]
Other Commitments [Line Items]
Lessor, Operating Lease, Payment to be Received	178,199	[1]
Lessor, Operating Lease, Payment to be Received, Year One	158,280	[1]
Lessor, Operating Lease, Payment to be Received, Year Two	11,886	[1]
Lessor, Operating Lease, Payment to be Received, Year Three	8,033	[1]
Lessor, Operating Lease, Payment to be Received, Year Four	0	[1]
Lessor, Operating Lease, Payment to be Received, Year Five	0	[1]
Lessor, Operating Lease, Payment to be Received, after Year Five	$ 0	[1]

[1]	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2025, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of December 31, 2025 and ii) the remaining minimum duration of each non-cancellable time charter agreement.